COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule Of Assets To Be Acquired
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at June 30, 2023:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
China	Wind	102 MW development	CNY $255 million ($38 million)	20%	Q4 2023
U.S.	Nuclear Services	N/A	$4.5 billion	Approximately $450 million	Second half of 2023
U.S.	Utility-scale solar	473 MW operating	$135 million	20%	First of three projects in Q4 2023
China	Wind	350 MW development	CNY $853 million ($125 million)	20%	First of two projects in Q4 2023
Europe	Utility-scale solar	649 MW operating 531 MW development	$900 million	17%	Second half of 2023
Australia	Integrated power generator and energy retailer	7 GW of operating and contracted assets with $4.5 million customer accounts	A$8.91 per share, implying an enterprise value of A$18.7 billion for entire Origin	Up to $750 million	Q1 2024
U.S	Distributed energy & sustainable solutions	220 MW development	$14 million	20%	Q3 2023
U.S	Integrated developer and operator of renewable power	5,900 MW of operating and under construction 6,100 MW development	$1.05 billion	25%	Second half of 2023
U.S	Distributed energy & sustainable solutions	14 MW development	$30 million	25%	Q3 2023
India	C&I renewable platform	4,500 megawatts of operating and development pipeline;	INR $15.4 billion ($188 million)	20%	Second half of 2023
Brazil	Distributed energy & sustainable solutions	730 MW development	BRL $430 million ($83 million)	20%	2023-2026
Brazil	Wind	60 MW operating	BRL $112 million ($20 million)	25%	Q3 2023

Schedule of letters of credit issued
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2023	December 31, 2022
Brookfield Renewable along with institutional partners	$99	$99
Brookfield Renewable's subsidiaries	1,438	1,510
	$1,537	$1,609